Loan capital - Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan capital
Loan capital interest expense	$ 37,814	$ 37,528	$ 37,334
Bond issue costs incurred as finance costs	1,232	1,225	1,204
Loan capital finance costs (above)	39,046	38,753	38,538
Lease liabilities interest expense	1,252	869
Total finance costs	$ 40,298	$ 39,622	$ 38,538